Investment Objectives and Goals	Oct. 07, 2026
Tuttle Capital Thematic ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital Thematic ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital Thematic ETF (the “Fund”) seeks long-term capital appreciation.
Tuttle Capital AI Inference ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital AI Inference ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital AI Inference ETF (the “Fund”) seeks long-term capital appreciation.
Tuttle Capital AI TokenMax ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital AI TokenMax ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital AI TokenMax ETF (the “Fund”) seeks long-term capital appreciation.
Tuttle Capital AI Substrate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital AI Substrate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital AI Substrate ETF (the “Fund”) seeks long-term capital appreciation.
Tuttle Capital AI Test Equipment ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital AI Test Equipment ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital AI Test Equipment ETF (the “Fund”) seeks long-term capital appreciation.
Tuttle Capital AI Capacitor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital AI Capacitor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital AI Capacitor ETF (the “Fund”) seeks long-term capital appreciation.
Tuttle Capital Robotic Perception ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital Robotic Perception ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital Robotic Perception ETF (the “Fund”) seeks long-term capital appreciation.
Tuttle Capital AI Thermal Management ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital AI Thermal Management ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital AI Thermal Management ETF (the “Fund”) seeks long-term capital appreciation.
Tuttle Capital AI Memory Wall ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital AI Memory Wall ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital AI Memory Wall ETF (the “Fund”) seeks long-term capital appreciation.
Tuttle Capital On-Device AI ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital On-Device AI ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital On-Device AI ETF (the “Fund”) seeks long-term capital appreciation.
Tuttle Capital AI DC Power Architecture ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital AI DC Power Architecture ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital AI DC Power Architecture ETF (the “Fund”) seeks long-term capital appreciation.
Tuttle Capital AI Network Fabric ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital AI Network Fabric ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital AI Network Fabric ETF (the “Fund”) seeks long-term capital appreciation.
Tuttle Capital AI Drug Discovery ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital AI Drug Discovery ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital AI Drug Discovery ETF (the “Fund”) seeks long-term capital appreciation.
Tuttle Capital Space Data Centers ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital Space Data Centers ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital Space Data Centers ETF (the “Fund”) seeks long-term capital appreciation.
Tuttle Capital Owned Intelligence ETF
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital Owned Intelligence ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tuttle Capital Owned Intelligence ETF (the “Fund”) seeks long-term capital appreciation.